Goodwill and Intangible Assets (Details) - Schedule of goodwill - USD ($)		9 Months Ended
	Oct. 31, 2021	Jul. 31, 2022	Dec. 31, 2020
Schedule Of Goodwill Abstract
Estimated Life	Indefinite	Indefinite
Goodwill	$ 1,809,357	$ 1,809,357
Less: impairment
Goodwill, net	$ 1,809,357	$ 1,809,357